Debt - Schedule of Components of Interest on Sale-leasebacks (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Financing interest	$ 2,953	$ 2,982	$ 5,836	$ 5,893	$ 11,728	$ 13,888	$ 0
ITC interest	1,195	1,553	2,450	3,162	6,282	7,549	0
Amortization of loan origination cost	52	105	105	105	211	197	0
Total	$ 4,200	$ 4,640	$ 8,391	$ 9,160	$ 18,221	$ 21,634	$ 0